Due Dates of the Financial Liabilities	12 Months Ended
Dec. 31, 2021
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Due Dates of the Financial Liabilities
NOTE 20: DUE DATES OF THE FINANCIAL LIABILITIES
The table below analyses the Group’s
non-derivative
financial liabilities into relevant maturity groupings based on the remaining period at the statement of financial position date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows, except for advances repayable which are presented at amortized cost. Contingent consideration liability has not been disclosed in the table below, because as of statement of financial position date, it does not meet the definition of a contractual obligation. Commitments relating to contingent consideration are detailed in the note 33.
Financial liabilities reported as at December 31, 2021:

(€’000)	Total	Less than one year	One to three years	Three to five years	More than five years
As at December 31, 2021
Lease liabilities (undiscounted)	2 965	1 057	1 431	477	—
Bank loan	—	—	—	—	—
Pension obligations	53	—	—	—	53
Advances repayable (current and non-current)	6 213	362	616	740	4 495

Total financial liabilities	9 231	1 419	2 047	1 217	4 548

Financial liabilities reported as at December 31, 2020:

(€’000)	Total	Less than one year	One to three years	Three to five years	More than five years
As at December 31, 2020
Lease liabilities (undiscounted)	4 129	1 306	1 776	955	92
Bank loan	37	37	—	—	—
Pension obligations	614	—	—	—	614
Advances repayable (current and non-current)	4 590	371	542	480	3 197

Total financial liabilities	9 371	1 714	2 319	1 435	3 903